TRADE PAYABLES	12 Months Ended
Dec. 31, 2024
TRADE PAYABLES
TRADE PAYABLES

21.TRADE PAYABLES

Trade payables are non-interest bearing and the majority are with a credit term of 30-60 days. An aged analysis of the Group’s trade payables, as at the end of each reporting period, based on the invoice date, is as follows:

	As at	As at
	December 31,	December 31,
	2023	2024
	USD’000	USD’000
Within 60 days	34,375	30,711